Issued Capital - Summary of Common Shares Issued and Outstanding (Detail) - shares	3 Months Ended				6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Balance, shares at beginning of period	448,270,578	447,771,433	445,219,261	444,336,361	446,265,488
Share purchase options exercised	486,720	374,235	283,620	752,170	1,003,945
Restricted share units released	3,495	124,910	185	130,730	2,755
Dividend reinvestment plan	185,453		762,422		499,245
Balance, shares at end of period	448,946,246	448,270,578	446,265,488	445,219,261	447,771,433